Finance result	12 Months Ended
Dec. 31, 2023
Finance result
Finance result
27. Finance result

	December 31, 2023	December 31, 2022	December 31, 2021
Finance income
Income from financial investments and marketable securities (i)	40,155	54,954	26,719
Finance income from indemnification assets and contingencies (ii)	23,723	31,077	6,818
Other finance income	6,409	2,526	2,103
	70,287	88,557	35,640
Finance costs
Interest on bonds and financing	(117,495)	(108,896)	(43,549)
Interest on account payables for business combinations	(65,207)	(65,725)	(8,158)
Interest on suppliers	(38,228)	(19,810)	(6,609)
Interest on Loans from related parties	-	-	(157)
Bank and collection fees	(5,715)	(3,891)	(6,587)
Interest on provision for tax, civil and labor losses	(58,265)	(52,891)	(34,300)
Interest on Lease Liabilities	(12,717)	(13,143)	(14,984)
Other finance costs	(7,301)	(5,968)	(5,839)
	(304,928)	(270,324)	(120,183)
Financial Result (net)	(234,641)	(181,767)	(84,543)

(i)	Refers to income from marketable securities indexed at CDI.
(ii)	Refers to finance income from indemnification asset in the amount of R$ 676,255 (presented in note 22.b), in connection with the acquisition of Somos (Vasta’s Predecessor) by Cogna Group (Vasta’s Parent Company).